Friess Small Cap Growth Fund
Friess Small Cap Growth Fund
Investment Objective
The Friess Small Cap Growth Fund’s (the “Fund”) investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Friess Small Cap Growth Fund - USD ($)	Institutional Class	Investor Class
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Friess Small Cap Growth Fund		Institutional Class	Investor Class
Management Fees		1.00%	1.00%
Distribution (12b-1) Fee		none	0.25%
Shareholder Servicing Plan Fees		0.15%	0.15%
Other Expenses	[1]	0.37%	0.37%
Total Annual Fund Operating Expenses		1.52%	1.77%
Less: Fee Waiver	[2]	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.35%	1.60%
[1]	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Friess Associates, LLC (the "Adviser" or "Friess") has contractually agreed to waive its management fees and/or pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.20% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement shall remain in effect through at least May 31, 2018.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Friess Small Cap Growth Fund - USD ($)	One Year	Three Years
Institutional Class	137	464
Investor Class	163	541

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by smaller capitalization companies.  The Fund invests principally in common stocks of U.S. companies but may also invest in equity securities of foreign issuers, usually those that are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”).

The Fund defines smaller capitalization companies as companies having market capitalizations at the time of purchase within the market capitalization range of companies included in Russell 2000® Index at the date of the last reconstitution of the Index. As of May 27, 2016, the date of the Index’s latest reconstitution (implemented by the Index on June 24, 2016), the capitalization range of the Russell 2000® Index was between $133 million and $3.9 billion.

The Fund utilizes a fundamentals-driven, company-by-company investment approach that is based on the premise that companies generating strong earnings growth should see their stock price rise. The Fund invests in companies in a broad range of industries, generally focusing on companies delivering at least 20% year-over-year earnings growth (under normal economic conditions) with shares that sell at reasonable price-to-earnings ratios, typically less than 30 times forward earnings estimates as determined by the Adviser or Sub-Adviser. The Fund targets fundamentally sound companies that are experiencing positive change, such as new products, new management teams or members, acquisitions or divestitures, or legislative changes.  The Fund’s annual portfolio turnover rate may exceed 250%.

The Fund employs a firm sell discipline.  The Fund will sell a portfolio holding when:

•	The company’s fundamentals deteriorate such as contracting profit margins or reduced revenue growth;

•	Investor expectations become unrealistically high regarding the company’s outlook;

•	The Adviser identifies a better investment that needs capital to be made available to facilitate its purchase; or

•	The holding’s share price reaches the Adviser’s target price.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform mutual funds with similar strategies if the Adviser or Sub-Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Small-Cap Companies Risk.  Investing in securities of small-sized companies may involve greater volatility than investing in larger, more established companies.  The securities of small-sized companies may have greater price volatility and less liquidity than the securities of larger companies. The Fund may hold a significant percentage of a company’s outstanding shares and may have to sell its shares at a discount from quoted prices.

New Fund Risk.  As of the date of this Prospectus, the Fund has no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Foreign Securities Risk.  Investments in securities issued by foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies.

Depositary Receipts Risk.  Depositary receipts are generally issued by a bank or trust company and evidence ownership of underlying foreign securities.  Depositary receipts are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.

Portfolio Turnover Risk.  A high portfolio turnover rate may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

Performance
The Fund is a newly registered mutual fund and does not have a full calendar year of performance as a mutual fund. Prior performance shown below is for Series B Units of the Friess Small Cap Trust (the “Predecessor Fund”), an unregistered Delaware Business Trust that commenced operations on August 6, 2002. The Predecessor Fund offered Series A and Series B Units. Performance is shown for Series B Units because Series B Units have been outstanding since inception of the Predecessor Fund. Returns for Series A Units, for the periods they were outstanding, would generally have been higher than returns for Series B Units. The Predecessor Fund was reorganized into the Fund by transferring all of the Predecessor Fund’s assets to the Fund in exchange for Institutional Class shares of the Fund on May 31, 2017, the date that the Fund commenced operations (the “Reorganization”). The Predecessor Fund has been managed in the same style as the Fund will utilize and by the same Investment Adviser and Sub-Adviser. The Fund’s investment objective, policies, guidelines and restrictions are, in all material respects, the same as those of the Predecessor Fund. At the time of the Reorganization, the Predecessor Fund’s investment portfolio was managed by the same portfolio manager and team of investment professionals who will manage the Fund’s investment portfolio.

The following information shows the returns of the Predecessor Fund. From its inception through the date of the Reorganization, the Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance. After the Reorganization, the Fund’s performance will be calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Predecessor Fund.

The information below provides some indications of the risks of investing in the Fund. The bar chart shows how the performance for the Predecessor Fund varied from year to year. The Predecessor Fund’s past performance shown below is not necessarily an indication of how the Fund will perform in the future. Investor Class shares of the Fund would have similar annual returns to Institutional Class shares and the Predecessor Fund because they are invested in the same portfolio of securities; however, the returns for Investor Class shares would be lower than those of the Institutional Class shares and the Predecessor Fund because Investor Class shares have different expenses than Institutional Class shares and the Predecessor Fund. Updated performance information will be available on the Fund’s website at www.friessfunds.com or by calling the Fund toll-free at 1-855-656-3017.

Best Quarter	Worst Quarter
Q4 2010 16.08%	Q3 2011 -25.45%

Average Annual Total Returns for the periods ended December 31, 2016
Average Annual Returns - Friess Small Cap Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Institutional Class Shares Return Before Taxes	20.50%	14.49%	3.75%
After Taxes on Distributions | Institutional Class	Institutional Class Shares Return After Taxes on Distributions
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	21.31%	14.46%	7.07%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	11.32%	13.74%	7.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  Prior to the Reorganization, the Fund was an unregistered trust that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions.  As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to May 31, 2017.